Disposals of subsidiaries	12 Months Ended
Dec. 31, 2021
Disposals of subsidiaries
Disposals of subsidiaries

30          Disposals of subsidiaries

(a)	Yinchuanshi Pengai Yueji Aesthetic Medical Clinic Co. Ltd. (“Yinchuanshi Pengai”)

In May 2020, the Group disposed of its entire equity interest in Yinchuanshi Pengai to a third party. Details of the net assets of Yinchuanshi Pengai disposed of and their financial impacts are summarised as follows:

RMB’000
Net assets disposed of:
Property, plant and equipment	3,910
Intangible assets	17
Deferred tax assets	175
Inventories	66
Trade and other receivables	97
Cash and cash equivalents	1
Income tax receivables	75
Trade payables and other payables	(263)
Contract liabilities	(12)
Lease liabilities	(1,896)
Non-controlling interests	(618)
Net assets of subsidiary	1,552
Loss on disposal of subsidiary	(729)
Cash consideration	823

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the Yinchuanshi Pengai is as follows:

2020
RMB’000
Cash received	823
Cash and cash equivalents disposed of	(1)
Net cash inflow in respect of disposal of Yinchuanshi Pengai	822

30        Disposals of subsidiaries (Continued)

(b)	Guangdong Hanfei Hospital Investment Co., Ltd.

On 25 December 2020, the Group disposed of its entire equity interest in Guangdong Hanfei to the original shareholder (Note 29(g)). Details of the net assets of Guangdong Hanfei disposed of and their financial impacts are summarised as follows:

RMB’000
Net assets disposed of:
Property, plant and equipment	165,711
Intangible assets	58,541
Goodwill	102,971
Deferred tax assets	575
Inventories	9,472
Trade and other receivables	57,249
Cash and cash equivalents	828
Income tax payables	(11,464)
Trade payables and other payables	(90,143)
Borrowings	(4,705)
Contract liabilities	(7,477)
Lease liabilities	(132,385)
Non-controlling interests	(27,961)
Net assets of subsidiary	121,212
Loss on disposal of subsidiary	(55,387)

Consideration	65,825

Satisfied by:
Cash consideration (Note (i))	61,000
Settlement of pre-existing balances (Note (ii))	4,825

65,825

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the Guangdong Hanfei is as follows:

2020
RMB’000
Cash received (Note (i))	20,000
Cash and cash equivalents disposed of	(828)
Net cash inflow in respect of disposal of Guangdong Hanfei	19,172

Note:

(i)

The cash consideration in relation to the disposal of Guangdong Hanfei amounted to RMB61,000,000 of which RMB20,000,000 was received in December 2020 and the remaining balance of RMB41,000,000 was fully settled subsequent to 31 December 2020.

30          Disposals of subsidiaries (Continued)

(b)    Guangdong Hanfei Hospital Investment Co., Ltd. (Continued)

(ii)

Immediately before the disposal, the contingent consideration payable originated from the acquisition of Guangdong Hanfei (Note 29(g)) was remeasured at nil, resulting in a gain in fair value of RMB41,021,000, and the derivative financial assets were remeasured at RMB36,175,000, resulting in a gain in fair value of RMB13,564,000. The settlement of pre-existing balances comprised of the setoff of cash consideration payable of RMB41,000,000 and derivative financial assets of RMB36,175,000. The disposal of assets and liabilities of Guangdong Hanfei resulted in loss of disposal of subsidiary of RMB55,387,000. The aggregate impact of these remeasurement gains and disposal loss resulted in net loss of RMB802,000, which is included and presented as “Other gains, net” on the consolidated statements of comprehensive income for the year ended 31 December 2020.

(c)

    The Company entered into an Equity Transfer Agreement with an independent third-party regarding the sales of certain subsidiaries including Chongqing Pengai Aesthetic Medical Hospital Co., Ltd., Chengdu Pengai Yueji Aesthetic Medical Clinic Co., Ltd., Shenzhen Pengai Yuexin Aesthetic Medical Hospital, Shenzhen Pengai Yueji Aesthetic Medical Hospital, Xi’an New Pengai Yueji Aesthetic Medical Clinic Co., Ltd., Jiangsu Liangyan Hospital Management Co., Ltd., Yunnan Liangyan Aesthetic Medical Clinic Co., Ltd., Kunming Liangyan Aesthetic Medical Clinic Co., Ltd. and Kunming Liangyan Hospital Management Co., Ltd. Details of the net assets of Chongqing Pengai Aesthetic Medical Hospital Co., Ltd., Chengdu Pengai Yueji Aesthetic Medical Clinic Co., Ltd., Shenzhen Pengai Yuexin Aesthetic Medical Hospital, Shenzhen Pengai Yueji Aesthetic Medical Hospital, Xi’an New Pengai Yueji Aesthetic Medical Clinic Co., Ltd., Jiangsu Liangyan Hospital Management Co., Ltd., Yunnan Liangyan Aesthetic Medical Clinic Co., Ltd., Kunming Liangyan Aesthetic Medical Clinic Co., Ltd. and Kunming Liangyan Hospital Management Co., Ltd. disposed of and their financial impacts are summarised as follows:

RMB’000
Net assets disposed of:
Property, plant and equipment	2,949
Intangible assets	10,903
Goodwill	—
Deferred tax assets	—
Inventories	3,462
Trade and other receivables	9,911
Cash and cash equivalents	1,329
Income tax payables	(18,410)
Trade payables and other payables	(22,047)
Borrowings	—
Contract liabilities	(304)
Lease liabilities	—
Non-controlling interests	(37,565)
Net assets of subsidiary	(49,772)
Loss on disposal of subsidiary	37,688
Consideration	(12,084)

Satisfied by:
Cash consideration	—
Settlement of pre-existing balances	(12,084)
(12,084)

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the Chongqing Pengai Aesthetic Medical Hospital Co., Ltd., Chengdu Pengai Yueji Aesthetic Medical Clinic Co., Ltd., Shenzhen Pengai Yuexin Aesthetic Medical Hospital, Shenzhen Pengai Yueji Aesthetic Medical Hospital, Xi’an New Pengai Yueji Aesthetic Medical Clinic Co., Ltd., Jiangsu Liangyan Hospital Management Co., Ltd., Yunnan Liangyan Aesthetic Medical Clinic Co., Ltd., Kunming Liangyan Aesthetic Medical Clinic Co., Ltd. and Kunming Liangyan Hospital Management Co., Ltd. is as follows:

30          Disposals of subsidiaries (Continued)

2021
RMB’000

Cash received	—
Cash and cash equivalents disposed of	(1,329)
Net cash inflow in respect of disposal	(1,329)